Events after the reporting date (Details) $ / shares in Units, $ in Thousands		1 Months Ended		2 Months Ended	3 Months Ended			5 Months Ended	6 Months Ended		7 Months Ended	11 Months Ended		12 Months Ended
	Jan. 13, 2021 shares	Feb. 12, 2021 USD ($) $ / shares shares	Jan. 27, 2021 USD ($) $ / shares shares	Feb. 18, 2021 USD ($)	Mar. 31, 2021 USD ($) shares	Mar. 23, 2021 USD ($)	Mar. 19, 2021 USD ($)	Jun. 12, 2020 USD ($) $ / shares shares	Jun. 22, 2020 $ / shares shares	Jun. 30, 2019 USD ($)	Jul. 27, 2020 USD ($) shares	Dec. 09, 2020 shares	Dec. 07, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Issuance of preferred shares														$ 300
Shares issued during period | shares									342,857
Exercise price | $ / shares									$ 35
Vessel acquisition														18,474	$ 0	$ 0
Proceeds from issuance of share capital														49,317	0	600
Transaction costs on issue of new common shares														1,079
Prepayment of long-term debt														3,040	33,833	$ 0
Loan Balance														37,000	38,487
Nord Venus
Disclosure of non-adjusting events after reporting period [line items]
Vessel capacity				80,655
Yangze 11
Disclosure of non-adjusting events after reporting period [line items]
Vessel capacity							82,027
Vessel acquisition							$ 27,000
EnTrust
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate basis										Libor
Borrowings, adjustment to interest rate basis										8.50%
Loan Facility, Maximum borrowing capacity										$ 37,000
Prepayment of long-term debt						$ 6,000
Loan Balance						$ 31,000								$ 37,000	$ 37,000
Financial Institution
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, interest rate basis					Libor
Borrowings, adjustment to interest rate basis					3.75%
Loan Facility, Maximum borrowing capacity					$ 34,250
Preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | $ / shares														$ 0.001
Pre-funded warrants
Disclosure of non-adjusting events after reporting period [line items]
Number of shares called by warrants | shares														130,000
Issuance of common stock due to exercise of warrants | shares	130,000
Delivery date up to May 31, 2021 | Nord Venus
Disclosure of non-adjusting events after reporting period [line items]
Vessel acquisition				$ 16,500
Delivery date between June 1, 2021 and August 15, 2021 | Nord Venus
Disclosure of non-adjusting events after reporting period [line items]
Vessel acquisition				$ 16,200
Goldenmare Limited | Preferred shares
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | $ / shares								$ 0.001
Issuance of preferred shares					$ 130			$ 150			$ 150
Shares issued during period | shares					10,000			50			250
Institutional investors
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | $ / shares		$ 0.004	$ 0.004
Shares issued during period | shares		3,850,000	2,155,000									1,256,765
Proceeds from issuance of share capital		$ 27,891	$ 15,108										$ 11,159
Transaction costs on issue of new common shares		$ 160	$ 150
Institutional investors | Pre-funded warrants
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | $ / shares		$ 0.004	$ 0.004										$ 0.004
Number of shares called by warrants | shares		950,000	445,000										155,000
Institutional investors | January 2021 Warrants
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | $ / shares			$ 0.004
Number of shares called by warrants | shares			1,950,000
Exercise price | $ / shares			$ 6.25
Institutional investors | February 2021 Warrants
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | $ / shares		$ 0.004
Number of shares called by warrants | shares		4,800,000
Exercise price | $ / shares		$ 6.25